Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2025
Exploration and Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets
As at December 31,	Note	2025	2024
La Verde (Mexico)	a)	$19,741	$19,741
Warintza (Ecuador)	b)	6,291	188
ENAMI Concessions (Ecuador)	c)	250	250
		$26,282	$20,179

Schedule of Additions to the Warintza Asset

The Company’s additions to the Warintza asset in the year ended December 31,2025 are provided below (2024: $nil).

2025
At January 1	$188
Exploration and evaluation expenditures	5,772
Capitalised shared based compensation	120
Capitalised amortisation of property, plant and equipment	331
Changes to reclamation provision	68
Reduction on sale of royalty	(188)
At December 31	$6,291